Policyholders' Liabilities (Guaranteed Minimum Crediting Rate) (Details) $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Policyholder Account Balance [Line Items]
Policyholders' account balances	[1]	$ 41,912,536	$ 35,730,680
1 - 50 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate		50	50
1 - 50 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate		1	1
51 - 150 bps above guaranteed minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate		150	150
51 - 150 bps above guaranteed minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate		51	51
Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate		150	150
Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances			$ 11,465,411	$ 3,634,125
Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances			18,762,548	$ 18,363,958
Less than 1.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 1,888,628	$ 1,984,263
Range of Guaranteed Minimum Crediting Rates		1.00%	1.00%
Less than 1.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 1,008,763	$ 1,070,567
Less than 1.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		861,119	894,487
Less than 1.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		18,744	19,207
Less than 1.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2	2
Less than 1.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 11,902	$ 18,091
Range of Guaranteed Minimum Crediting Rates		1.00%	1.00%
Less than 1.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 11,902	$ 18,091
Less than 1.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Less than 1.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Less than 1.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
1.00% - 1.99% | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 246,774	$ 269,036
1.00% - 1.99% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		1.99%	1.99%
1.00% - 1.99% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		1.00%	1.00%
1.00% - 1.99% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 243,223	$ 267,409
1.00% - 1.99% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2,257	1,627
1.00% - 1.99% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		1,294	0
1.00% - 1.99% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
1.00% - 1.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 3,120,332	$ 2,918,031
1.00% - 1.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		1.99%	1.99%
1.00% - 1.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		1.00%	1.00%
1.00% - 1.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 418,399	$ 380,144
1.00% - 1.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
1.00% - 1.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		773,591	0
1.00% - 1.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		1,928,342	2,537,887
2.00% - 2.99% | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 27,751	$ 30,800
2.00% - 2.99% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		2.99%	2.99%
2.00% - 2.99% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		2.00%	2.00%
2.00% - 2.99% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 26,778	$ 30,738
2.00% - 2.99% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		973	62
2.00% - 2.99% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
2.00% - 2.99% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
2.00% - 2.99% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 4,391,725	$ 4,298,598
2.00% - 2.99% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		2.99%	2.99%
2.00% - 2.99% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		2.00%	2.00%
2.00% - 2.99% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 32,651	$ 10,227
2.00% - 2.99% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		121,200	0
2.00% - 2.99% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2,413,571	3,735,376
2.00% - 2.99% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		1,824,303	552,995
3.00% - 4.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 1,073,205	$ 1,150,448
3.00% - 4.00% | Variable Annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		4.00%	4.00%
3.00% - 4.00% | Variable Annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		3.00%	3.00%
3.00% - 4.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 1,070,958	$ 1,150,448
3.00% - 4.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2,247	0
3.00% - 4.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
3.00% - 4.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
3.00% - 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 6,964,283	$ 7,239,126
3.00% - 4.00% | Variable / Universal Life | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		4.00%	4.00%
3.00% - 4.00% | Variable / Universal Life | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates		3.00%	3.00%
3.00% - 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 4,737,864	$ 4,793,734
3.00% - 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		3,510	2,048,590
3.00% - 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2,093,511	343,129
3.00% - 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		129,398	53,673
Greater than 4.00% | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 2,172	$ 2,415
Range of Guaranteed Minimum Crediting Rates		4.00%	4.00%
Greater than 4.00% | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 2,172	$ 2,415
Greater than 4.00% | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Greater than 4.00% | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Greater than 4.00% | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Greater than 4.00% | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 2,145,123	$ 2,092,925
Range of Guaranteed Minimum Crediting Rates		4.00%	4.00%
Greater than 4.00% | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 2,145,123	$ 2,092,925
Greater than 4.00% | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Greater than 4.00% | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Greater than 4.00% | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		0	0
Total | Variable Annuities
Policyholder Account Balance [Line Items]
Policyholders' account balances		3,238,530	3,436,962
Total | Variable Annuities | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2,351,894	2,521,577
Total | Variable Annuities | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		866,596	896,176
Total | Variable Annuities | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		20,038	19,207
Total | Variable Annuities | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		2	2
Total | Variable / Universal Life
Policyholder Account Balance [Line Items]
Policyholders' account balances		16,633,365	16,566,771
Total | Variable / Universal Life | At guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		7,345,939	7,295,121
Total | Variable / Universal Life | 1 - 50 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		124,710	2,048,590
Total | Variable / Universal Life | 51 - 150 bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		5,280,673	4,078,505
Total | Variable / Universal Life | Greater than 150bps above guaranteed minimum
Policyholder Account Balance [Line Items]
Policyholders' account balances		$ 3,882,043	$ 3,144,555

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.